Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 654,004,000.00
Previously Paid Amount	0.00
Total Fee Amount	90,317.95
Total Offset Amount	0.00
Net Fee	$ 90,317.95
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A